Cost and Expenses by Nature - Schedule of Operating Costs and Expenses by Nature (Details) - BRL (R$) R$ in Thousands		6 Months Ended		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Operating Costs and Expenses by Nature [Abstract]
Payroll		R$ (41,990)	R$ (45,952)	R$ (90,182)	R$ (83,042)	R$ (57,026)
Third-party services and others		(13,267)	(11,767)	(24,106)	(22,383)	(19,781)
Business and marketing expenses		(2,167)	(3,397)	(7,484)	(6,441)	(8,098)
Depreciation		(600)	(492)	(1,050)	(1,810)	(1,071)
Amortization		(9,116)	(8,637)	(17,600)	(15,424)	(12,507)
Impairment of goodwill				(11,373)	(86,897)	(6,758)
Other operating income (expenses), net		2,325	1,592	17,597	182	12
Audit and consulting		(6,887)	(9,627)	(38,660)	(4,430)	(5,574)
Other administrative expenses		(5,671)	(1,852)	(7,464)	(1,771)	(1,758)
Provisions		1,707	109	1,515	1,953	(8,676)
Fair value of derivative warrant liabilities				14,507
Listing expense	[1]			(176,282)
Research and development expenses					(8)	(54)
Total		(77,991)	(81,615)	(358,179)	(220,245)	(121,249)
Cost of services provided		(35,826)	(32,719)	(66,138)	(52,813)	(35,833)
Sales and marketing expenses		(12,554)	(14,205)	(28,827)	(27,370)	(22,597)
General and administrative expenses		R$ (31,936)	R$ (36,283)	R$ (93,156)	R$ (53,339)	R$ (56,019)

[1]	Listing Expense